Financial Assets and Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Schedule of Movement in Non-Current Financial Assets	The breakdown of financial assets and other non-current assets of the Telefónica Group at December 31, 2021 and December 31, 2020 is as follows:

Millions of euros	12/31/2021	12/31/2020
Non-current financial assets (Note 16)	6,361	6,639
Investments	479	457
Long-term receivables for indirect taxes	299	187
Other long-term credits	890	252
Deposits and guarantees	1,254	1,633
Trade receivables	752	551
Receivables for subleases	27	15
Impairment of trade receivables	(112)	(122)
Derivative financial assets (Note 19)	2,772	3,666
Other non-current assets	986	631
Contractual assets (Note 23)	209	145
Deferred expenses (Note 23)	555	331
Prepayments	222	155
Total	7,347	7,270
The movement in investments, long-term receivables for indirect taxes, other long-term credits, deposits and guarantees, trade receivables, long-term receivables for subleases and impairment of trade receivables in 2021 and 2020, is as follows:

Millions of euros	Invest-ments	Long-term receivables for indirect taxes	Other long-term credits	Deposits and guarantees	Trade receiva-bles	Long-term receivables for subleases	Impairment of trade receivables
Balance at 12/31/19	600	188	353	1,285	719	12	(154)
Additions	10	285	40	52	666	10	(23)
Disposals	(13)	(8)	(24)	(159)	(233)	—	16
Translation differences	(3)	(55)	(22)	(219)	(66)	(1)	24
Fair value adjustments and financial updates	(137)	4	(4)	12	2	—	—
Transfers and other	—	(227)	(91)	662	(537)	(6)	15
Balance at 12/31/20	457	187	252	1,633	551	15	(122)
Additions	9	197	686	195	540	11	(6)
Disposals	(41)	(76)	(6)	(30)	(272)	—	45
Translation differences	—	(2)	(9)	9	—	—	(2)
Fair value adjustments and financial updates	56	—	14	8	(2)	—	—
Transfers and other	(2)	(7)	(47)	(561)	(65)	1	(27)
Balance at 12/31/21	479	299	890	1,254	752	27	(112)